Schedule of Fair value of Warrants Valuation Assumption (Details)	Mar. 31, 2025	Dec. 31, 2024
PreFunded Warrants [Member] | Measurement Input, Price Volatility [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding	100	100
PreFunded Warrants [Member] | Measurement Input, Price Volatility [Member] | Insider Private Placement [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding	134	134
PreFunded Warrants [Member] | Measurement Input, Expected Term [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding	1	1
PreFunded Warrants [Member] | Measurement Input, Expected Term [Member] | Insider Private Placement [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding	1	1
PreFunded Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding	5.51	5.51
PreFunded Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member] | Insider Private Placement [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding	5.53	5.53
PreFunded Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding	0	0
PreFunded Warrants [Member] | Measurement Input, Expected Dividend Rate [Member] | Insider Private Placement [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding	0	0
Common Stock Warrants [Member] | Measurement Input, Price Volatility [Member] | Insider Private Placement [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding	96	96
Common Stock Warrants [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding	103	103
Common Stock Warrants [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding	121	121
Common Stock Warrants [Member] | Measurement Input, Expected Term [Member] | Insider Private Placement [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding	7	7
Common Stock Warrants [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding	1.5	1.5
Common Stock Warrants [Member] | Measurement Input, Expected Term [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding	5.5	5.5
Common Stock Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member] | Insider Private Placement [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding	3.91	3.91
Common Stock Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding	4.57	4.57
Common Stock Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding	5.51	5.51
Common Stock Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding	0	0
Common Stock Warrants [Member] | Measurement Input, Expected Dividend Rate [Member] | Insider Private Placement [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding	0	0
Placement Agent Warrants [Member] | Measurement Input, Price Volatility [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding	103	103
Placement Agent Warrants [Member] | Measurement Input, Price Volatility [Member] | Insider Private Placement [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding	99	99
Placement Agent Warrants [Member] | Measurement Input, Expected Term [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding	5.5	5.5
Placement Agent Warrants [Member] | Measurement Input, Expected Term [Member] | Insider Private Placement [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding	5	5
Placement Agent Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding	4.57	4.57
Placement Agent Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member] | Insider Private Placement [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding	3.89	3.89
Placement Agent Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding	0	0
Placement Agent Warrants [Member] | Measurement Input, Expected Dividend Rate [Member] | Insider Private Placement [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding	0	0